Annual Operating Expenses - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2024
Fidelity Advisor Asset Manager 30% - Class A
Operating Expenses:
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.79%
Fidelity Advisor Asset Manager 30% - Class C
Operating Expenses:
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.54%
Fidelity Advisor Asset Manager 30% - Class M
Operating Expenses:
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.04%
Fidelity Advisor Asset Manager 30% - Class I
Operating Expenses:
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.54%
Fidelity Advisor Asset Manager 30% - Class Z
Operating Expenses:
Management fee	0.46%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.48%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16%, 0.16%, 0.17%, 0.17%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.